Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Components of the Benefit of (Provision for) Income Taxes	Significant components of the benefit of (provision for) income taxes are as follows:
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Current	(2,189,629)	(135,968)	(140,037)	(19,772)
Deferred	3,024,851	3,758,877	2,666,910	376,539
Income tax credit	835,222	3,622,909	2,526,873	356,767

Schedule of Reconciles China Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles China statutory rates to the Company’s effective tax rate:
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(14.0)%	(2.6)%	(20.0)%
Tax rate difference outside China(1)	(7.0)%	(18.0)%	(16.8)%
Change in valuation allowance	4.7%	(9.9)%	(5.0)%
Additional R&D deduction in China	(8.5)%	(0.3)%	-
Permanent difference	0.1%	6.8%	17.2%
Effective tax rate	0.3%	1.0%	0.5%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of Components of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities were as follows:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	372,554	987,848	139,473
Net operating loss carryforward	49,695,212	19,352,270	2,732,329
Less: valuation allowance	(50,067,766)	(19,352,270)	(2,732,329)
Deferred tax assets, net	-	987,848	139,473
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	1,679,063	-	-
Total deferred tax liabilities, net	1,679,063	-	-

Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
VAT taxes payable	41,902	396,457	55,975
Income taxes payable	5,363,733	5,024,623	709,422
Other taxes payable	24,094	2,009,768	283,758
Total	5,429,729	7,430,848	1,049,155